Hennessy Cornerstone Value Fund
Hennessy Cornerstone Value Fund
Investment Objective
The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Cornerstone Value Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Cornerstone Value Fund		Investor Class	Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.48%	0.36%
Shareholder Servicing		0.10%	none
All Remaining Other Expenses		0.38%	0.36%
Total Annual Fund Operating Expenses		1.22%	1.10%
Expense Reimbursement	[1]		(0.12%)
Net Expenses		1.22%	0.98%
[1]	The Fund's investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Cornerstone Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	124	387	670	1,477
Institutional Class	100	338	595	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”), had a portfolio turnover rate of 41% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in larger, dividend-paying companies (companies with market capitalization that exceeds the average of the Database) by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The stocks in which the Fund may invest are both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are foreign securities traded on U.S. exchanges. The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). As of January 31, 2014, the average market capitalization of the stocks held by the Fund is $98.6 billion. From the universe of Market Leaders, the Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	Twelve-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

The Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  The value approach to investing involves the risk that value stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information
The Fund is the successor to the Predecessor Value Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Value Fund. The Predecessor Value Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Russell 1000® Value Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.
Average Annual Returns Hennessy Cornerstone Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Class	Investor Return before taxes	26.40%	19.64%	6.74%
Institutional Class	Institutional Return before taxes	26.74%	19.99%	6.91%	Mar. 03, 2008
After Taxes on Distributions Investor Class	Investor Return after taxes on distributions	25.66%	19.12%	6.25%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Investor Return after taxes on distributions and sale of Fund shares	15.55%	16.11%	5.47%
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	7.58%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.